Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

UCLA TDG Exclusive License Agreement

Effective April 9, 2019, the Company entered into an Amended and Restated Exclusive License Agreement dated as of March 21, 2019 and amended through three sets of amendments including a third amendment effective May 9, 2022 (as so amended the “Amended License Agreement”) with the UCLA Technology Development Group on behalf of UC Regents (“UCLA TDG”). The Amended License Agreement amends and restates the Amended and Restated Exclusive License Agreement, dated as of June 19, 2017 (the “2017 Agreement”). The 2017 Agreement amended and restated the Exclusive License Agreement, effective March 15, 2006, between the Company and UCLA TDG, as amended by ten amendments. Under the terms of the Amended License Agreement, UCLA TDG has continued to grant the Company exclusive rights to develop and commercialize NELL-1 (the “Licensed Product”) for spinal fusion, osteoporosis and trauma applications. The Licensed Product is a recombinant human protein growth factor that is essential for normal bone development.

We have agreed to pay an annual maintenance fee to UCLA TDG of $10,000 as well as to pay certain royalties to UCLA TDG under the Amended License Agreement at the rate of 3.0% of net sales of licensed products through the life of the patents. We must pay the royalties to UCLA TDG on a quarterly basis. Upon a first commercial sale, we also must pay between $50,000 and $250,000, depending on the calendar year which is after the first commercial sale. If we are required to pay any third party any royalties as a result of us making use of UCLA TDG patents, then we may reduce the royalty owed to UCLA TDG by 0.333% for every percentage point paid to a third party. If we grant sublicense rights to a third party to use the UCLA TDG patent, then we will pay to UCLA TDG 10% to 20% of the sublicensing income we receive from such sublicense.

We are obligated to make the following milestone payments to UCLA TDG for each Licensed Product or Licensed Method:

●	$100,000 upon enrollment of the first subject in a Feasibility Study;
●	$250,000 upon enrollment of the first subject in a Pivotal Study:
●	$500,000 upon Pre-Market Approval of a Licensed Product or Licensed Method; and
●	$1,000,000 upon the First Commercial Sale of a Licensed Product or Licensed Method.

We are also obligated pay to UCLA TDG a fee (the “Diligence Fee”) of $8,000,000 upon the sale of any Licensed Product (the “Triggering Sale Date”) in accordance with the payment schedule below:

●	Due upon cumulative Net Sales equaling $50,000,000 following the Triggering Sale Date - $2,000,000;
●	Due upon cumulative Net Sales equaling $100,000,000 following the Triggering Sale Date - $2,000,000; and
●	Due upon cumulative Net Sales equaling $200,000,000 following the Triggering Sale Date - $4,000,000.

The Company’s obligation to pay the Diligence Fee will survive termination or expiration of the agreement and the Company is prohibited from assigning, selling, or otherwise transferring any of its assets related to any Licensed Product unless the Company’s foregoing Diligence Fee obligation is assigned, sold, or transferred along with such assets, or unless the Company pays UCLA TDG the Diligence Fee within ten (10) days of such assignment, sale or other transfer of such rights to any Licensed Product.

We are also obligated to pay UCLA TDG a cash milestone payment within thirty (30) days of a Liquidity Event (including a Change of Control Transaction and a payment election by UCLA TDG exercisable after December 22, 2016) such payment to equal the greater of:

●	$500,000; or
●	2% of all proceeds in connection with a Change of Control Transaction.

We are obligated to diligently proceed with developing and commercializing licensed products under UCLA TDG patents set forth in the Amended License Agreement. UCLA TDG has the right to either terminate the license or reduce the license to a non-exclusive license if we do not meet certain diligence milestone deadlines set forth in the Amended License Agreement.

We must reimburse or pre-pay UCLA TDG for patent prosecution and maintenance costs incurred during the term of the Amended License Agreement. We have the right to bring infringement actions against third party infringers of the Amended License Agreement, UCLA TDG may join voluntarily, at its own expense, or, at our expense, be joined involuntarily to the action. We are required to indemnify UCLA TDG against any third party claims arising out of our exercise of the rights under the Amended License Agreement or any sublicense.

Payments to UCLA TDG under the Amended License Agreement for the six months ended June 30, 2022 and 2021 were $10,000 and $45,500, respectively.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

In July 2019, Dr. Bessie (Chia) Soo and Dr. Kang (Eric) Ting (“Plaintiffs”) filed a complaint (the “Complaint”) in federal court in Massachusetts against the Company, Bruce Stroever (“Stroever”), John Booth (“Booth”), Stephen LaNeve (“LaNeve”, and together with Stroever and Booth, the “Individual Defendants”), and MTF Biologics (f/k/a The Musculoskeletal Transplant Foundation, Inc.) (“MTF”). The Complaint alleges claims for breach of contract against the Company and tortious interference with contract against the Individual Defendants and MTF arising from the termination of the Professional Service Agreements, dated as of January 8, 2016, between the Company and each of the Plaintiffs. The Individual Defendants have been sued for actions taken by them in connection with their service to the Company as directors and/or officers of the Company. As such, the Company has certain indemnification obligations to the Individual Defendants. The Company and the Individual Defendants intend to vigorously defend against the allegations in the Complaint. Based on the early stage of the litigation, it is not possible to estimate the amount or range of any possible loss arising from the expenditure of defense fees, a judgment or settlement of the matter.

9. Commitments and Contingencies

UCLA TDG Exclusive License Agreement

Effective April 9, 2019, the Company entered into an Amended and Restated Exclusive License Agreement dated as of March 21, 2019 (as so amended the “Amended License Agreement”) with the UCLA Technology Development Group on behalf of UC Regents (“UCLA TDG”). The Amended License Agreement amends and restates the Amended and Restated Exclusive License Agreement, dated as of June 19, 2017 (the “2017 Agreement”). The 2017 Agreement amended and restated the Exclusive License Agreement, effective March 15, 2006, between the Company and UCLA TDG, as amended by ten amendments. Under the terms of the Amended License Agreement, the Regents have continued to grant the Company exclusive rights to develop and commercialize NELL-1 (the “Licensed Product”) for spinal fusion, osteoporosis and trauma applications. The Licensed Product is a recombinant human protein growth factor that is essential for normal bone development.

We have agreed to pay an annual maintenance fee to UCLA TDG of $10,000 as well as to pay certain royalties to UCLA TDG under the Amended License Agreement at the rate of 3.0% of net sales of licensed products. We must pay the royalties to UCLA TDG on a quarterly basis. Upon a first commercial sale, we also must pay between $50,000 and $250,000, depending on the calendar year that is after the first commercial sale. If we are required to pay any third party any royalties as a result of us making use of UCLA TDG patents, then we may reduce the royalty owed to UCLA TDG by 0.333% for every percentage point paid to a third party. If we grant sublicense rights to a third party to use the UCLA TDG patent, then we will pay to UCLA TDG 10% to 20% of the sublicensing income we receive from such sublicense.

We are obligated to make the following milestone payments to UCLA TDG for each Licensed Product or Licensed Method:

●	$100,000 upon enrollment of the first subject in a Feasibility Study;

●	$250,000 upon enrollment of the first subject in a Pivotal Study:

●	$500,000 upon Pre-Market Approval of a Licensed Product or Licensed Method; and

●	$1,000,000 upon the First Commercial Sale of a Licensed Product or Licensed Method.

We are also obligated to pay UCLA TDG a cash milestone payment within thirty (30) days of a Liquidity Event (including a Change of Control Transaction and a payment election by UCLA TDG exercisable after December 22, 2016, such payment to equal the greater of:

●	$500,000; or

●	2% of all proceeds in connection with a Change of Control Transaction.

As of December 31, 2021, none of the above milestones has been met.

We are obligated to diligently proceed with developing and commercializing licensed products under UCLA patents set forth in the Amended License Agreement. UCLA TDG has the right to either terminate the license or reduce the license to a non-exclusive license if we do not meet certain diligence milestone deadlines set forth in the Amended License Agreement.

We must reimburse or pre-pay UCLA TDG for patent prosecution and maintenance costs incurred during the term of the Amended License Agreement. We have the right to bring infringement actions against third party infringers of the Amended License Agreement, UCLA TDG may join voluntarily, at its own expense, or, at our expense, be joined involuntarily to the action. We are required to indemnify UCLA TDG against any third party claims arising out of our exercise of the rights under the Amended License Agreement or any sublicense.

On August 13, 2020 the Company and UCLA TDG entered into a First Amendment to the Amended and Restated License Agreement pursuant to which the due dates for certain Development Milestones were updated to better reflect delays caused by the COVID-19 Pandemic and to address the Company’s failure to pay certain amounts with regard to patent prosecution, cost reimbursement, maintenance fees, and late fees, and in connection therewith, a revised payment schedule was set forth.

On June 30, 2021 the Company and UCLA TDG entered into a Second Amendment to the Amended and Restated License Agreement pursuant to which the due dates for certain Development Milestones was updated to better reflect delays caused by the COVID-19 Pandemic.

Payments to UCLA TDG under the Amended License Agreement for the years ended December 31, 2021 and 2020 were $45,500 and $102,293, respectively.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

In July 2019, Dr. Bessie (Chia) Soo and Dr. Kang (Eric) Ting (“Plaintiffs”) filed a complaint (the “Complaint”) in federal court in Massachusetts against the Company, Bruce Stroever (“Stroever”), John Booth (“Booth”), Stephen LaNeve (“LaNeve”, and together with Stroever and Booth, the “Individual Defendants”), and MTF Biologics (f/k/a The Musculoskeletal Transplant Foundation, Inc.) (“MTF”). The Complaint alleges claims for breach of contract against the Company and tortious interference with contract against the Individual Defendants and MTF arising from the termination of the Professional Service Agreements, dated as of January 8, 2016, between the Company and each of the Plaintiffs. The Individual Defendants have been sued for actions taken by them in connection with their service to the Company as directors and/or officers of the Company. As such, the Company has certain indemnification obligations to the Individual Defendants. The Company and the Individual Defendants intend to vigorously defend against the allegations in the Complaint. Based on the very early stage of the litigation, it is not possible to estimate the amount or range of any possible loss arising from the expenditure of defense fees, a judgment or settlement of the matter.